Credit Risk Mitigation Position (Details)	Dec. 31, 2021
Minimum [Member]
Credit Risk Mitigation Position (Details) [Line Items]
Securities deposit percentage	10.00%
Maximum [Member]
Credit Risk Mitigation Position (Details) [Line Items]
Securities deposit percentage	25.00%